Trade and Other Receivables (Details) - Schedule of Movement of the Allowance for Expected Credit Losses - PEN (S/)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables [Abstract]
Opening balance	S/ 16,467,000	S/ 14,573,000	S/ 14,358,000
Ending balance	18,048,000	16,467,000	14,573,000
Additions	1,707,000	1,972,000	563,000
Recoveries	S/ (126,000)	S/ (78,000)	S/ (348,000)